Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
a)Basic
Basic earnings per share is calculated by dividing net income attributable to equity holders of PagSeguro Digital by the weighted average number of common shares issued and outstanding during the year ended December 31, 2021, 2020 and 2019:

	For the year ended December 31,
	2021	2020	2019

Profit attributable to stockholders of the Company	1,166,102	1,291,658	1,365,597
Weighted average number of outstanding common shares (thousands)	330,310,786	329,292,240	328,169,609
Basic earnings per share - R$	3.5303	3.9225	4.1613
b)Diluted
Diluted earnings per share is calculated by dividing net income attributable to equity holders of PagSeguro Digital by the weighted average number of common shares outstanding during the year plus the weighted average number of common shares that would be issued on conversion of all dilutive potential common shares into common shares. The share in the LTIP are the only shares with potential dilutive effect. In this case, a calculation is done to determine the number of shares that could have been acquired at fair value.

	For the year ended December 31,
	2021	2020	2019

Profit used to determine diluted earnings per share	1,166,102	1,291,658	1,365,597
Weighted average number of outstanding common shares (thousands)	330,310,786	329,292,240	328,169,609
Weighted average number of shares that would have been issued at average market price	1,864,038	521,937	1,090,047
Weighted average number of common shares for diluted earnings per share (thousands)	332,174,824	329,814,177	329,259,656
Diluted earnings per share - R$	3.5105	3.9163	4.1475